Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Ireland's statutory income tax rate	12.50%	12.50%	12.50%
Valuation allowance for deferred tax assets	$ 21,591,000	$ 18,817,000	$ 16,445,000
Net change in the total valuation allowance	2,800,000	2,400,000
Deferred tax liability unrecognized for the undistributed earnings of foreign subsidiaries	0	0	0
Unrecognized tax benefit	1,200,000
Total unrecognized tax benefits net of potential benefits	5,800,000	7,200,000	6,500,000
Interest and penalties recognized as an expense	200,000	100,000
Total accrued interest and penalties	900,000	1,100,000
Tax Jurisdiction Description	In the United States tax periods open to audit include the years December 31, 2010, December 31, 2011, December 31, 2012 and December 31, 2013. In Ireland tax periods open to audit include the years ended December 31, 2008, December 31, 2009, December 31, 2010, December 31, 2011, December 31, 2012 and December 31, 2013. During such audits, local tax authorities may challenge the positions taken by us in tax returns.
Foreign Country
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Non-U.S subsidiaries Operating loss carry forwards for income tax	96,200,000	94,400,000
Additional operating loss carry forward	5,900,000
Expiration period	Expire between 2014 and 2016
Ireland
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Ireland's statutory income tax rate	12.50%
United States
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Expiration period	Expire between 2014 and 2032
U.S. Federal net operating loss carry forwards currently available for offset	7,600,000
State net operating loss carry forwards carry forwards currently available for offset	15,200,000
Operating Loss Carry forwards Limitation Per Year	113,000
Limitation description	Due to a change of ownership in 2000, as defined by Section 382 of the Internal Revenue Code of 1986, as amended
Alternative minimum tax credit carry forwards	300,000
Business credit carry forwards that are available to offset	300,000
United States | Federal
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional operating loss carry forward	8,322,000
Net operating loss carry forwards remaining	700,000
United States | State
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional operating loss carry forward	15,898,000
Net operating loss carry forwards remaining	$ 700,000